TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:- TAXES ON INCOME
a.	Israeli taxation :

1.	Corporate tax:

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”) as of 2012 tax year. The election is irrevocable. Under the Preferred Enterprise regime, a preferred income of an Enterprise located in the center of Israel is subject to tax rate of 16%.
Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company located in the Center of Israel that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of 12% tax rate. The Company believes it meets those conditions
.
Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, as follows: 2019 and 2018 – 23%, 2017 – 24%.
Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.
Reduced income under the Investment Law including the
Preferred
Enterprise Regime and Preferred Technological Enterprise Regime will be freely distributable as dividends, subject to a 15% or 20% withholding tax (or lower rate for non Israeli resident shareholder, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income and Technological Preferred Enterprise to an Israeli company, no withholding tax will be remitted.
Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013, to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the
C
ompany until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election. The Company has elected to apply the temporary tax relief by the respective date and believes it meets those conditions
.
Company’s tax assessments through 2015 tax year are considered final.
2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. and its Israeli subsidiaries calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli
Shekels
according to the exchange rate as of December 31st of each year.

b.	Tax Reform in U.S:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured certain of its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future .

The tax expense recorded in 2017 related to the re-measurement of the deferred tax balance was $41.1.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely or if distributed, no tax liability will be imposed. Undistributed earnings of foreign subsidiaries that are not distributed amounted to $392.3 and unrecognized deferred tax liability related to such earning amounted to $71.2 as of December 31, 2019.

d.	Deferred tax assets and liabilities :

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2019 and 2018, the Company’s deferred taxes were in respect of the following:

	December 31,
	2019	2018

Carry forward tax losses	$76.2	$90.1
Employee stock based compensation	25.9	19.3
Deferred revenues	26.3	22.2
Other	35.3	53.2

Deferred tax assets before valuation allowance	163.7	184.8
Valuation allowance – mainly in respect to carryforward losses	(57.7)	(55.8)

Deferred tax asset	106.0	129.0

Intangible assets	(16.9)	(11.3)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(4.2)	(4.7)

Deferred tax liability	(31.0)	(25.9)

Deferred tax asset, net	$75.0	$103.1

*) As of December 31, 2019 and 2018 unrecognized tax benefit in the amounts of $19.6 and $18.4 was presented net from deferred tax asset.
Through December 31, 2019, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately $323.4 expiring gradually beginning 2021, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Through December 31, 2019, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $81.6, which expire
s
between fiscal
 y
ears
 2020 and fiscal 2034, and
is
subject to limitations on their utilization. Through December 31, 2019, the U.S. subsidiaries had federal and states research and development tax credits of approximately $21.6, which expire between fiscal years
2020 and fiscal 2039 and are subject to limitations on their utilization.

e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$881.1	$902.3	$923.7
Foreign	81.3	76.6	47.2

	$962.4	$978.9	$970.9

f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2019	2018	2017

Domestic taxes:
Current	$111.9	$120.9	$94.3
Deferred	2.0	11.1	18.3

	113.9	132.0	112.6

Foreign taxes:
Current	15.3	19.9	7.6
Deferred	7.5	5.7	47.8

	22.8	25.6	55.4

Taxes on income	$136.7	$157.6	$168.0

g.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2019		2018

Beginning balance		$375.1		$342.9
Increases related to tax positions taken during prior years		43.2		0.7
Decreases related to statute of limitations		(62.7)		-
Increases related to tax positions taken during the current year		57.3		31.5

Ending balance	$	*) 412.9	$	*) 375.1

*) As of December 31, 2019 and 2018 unrecognized tax benefit in the amounts of $19.6 and $18.4 was presented net from deferred tax asset.
Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.
The
C
ompany
adjust
the
unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available. There is a reasonable possibility that $65.6 out of the
unrecognized tax benefit liability will be adjusted within 12 months due to statute of limitations.
During the years ended December 31, 2019, 2018 and 2017, the Company recorded $4.2, $5.5 and $4.1, respectively for interest expense related to uncertain tax positions. As of December 31, 2019 and 2018, the Company had accrued interest liability related to uncertain tax positions in the amounts of $34.9 and $30.8, respectively, which is included within income tax accrual on the balance sheets. The Company did not accrue penalties during the years ended December 31, 2019 and 2018.
The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry-forward tax losses and overall credit carry-forward position, except for Check Point Software Technologies Inc. that the assessment statue period for tax years 2005 through 2015 have expired.
The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made
.
h.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2019		2018		2017

Income before taxes as reported in the statements of income	$962.4		$978.9		$970.9

Statutory tax rate in Israel	23%		23%		24%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%	)	(9%	)	(11%	)
Decrease in US deferred tax due to US tax rate change	-		-		4%
Others, net	2%		2%		-

Effective tax rate	14%		16%		17%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.66		$0.57		$0.68

Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.65		$0.56		$0.66